As filed with the Securities and Exchange Commission on June 15, 2005
Registration Nos.

811-08946
333-60833

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 28	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 137	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office) (Zip Code)

Depositor’s Telephone Number, including Area Code: (949) 219-3743

Diane N. Ledger
Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Copies of all communications to:

Diane N. Ledger Pacific Life Insurance Company P. O. Box 9000 Newport Beach, CA 92658-9030	Ruth Epstein, Esq. Dechert LLP 1775 Eye Street, N.W. Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on July 15, 2005, pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under Pacific Value and Pacific Value for Prudential Securities individual flexible premium deferred variable annuity contracts.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC VALUE

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements; FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC VALUE; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC VALUE; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers and Market-timing Restrictions; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawal

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC VALUE; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; RETIREMENT BENEFITS AND OTHER PAYOUTS — Choosing Your Annuity Option, — Your Annuity Payments, — Death Benefits; OTHER OPTIONAL RIDERS; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions

8.	Annuity Period	RETIREMENT BENEFITS AND OTHER PAYOUTS

9.	Death Benefit	RETIREMENT BENEFITS AND OTHER PAYOUTS — Death Benefits

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC VALUE; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers

11.	Redemptions	AN OVERVIEW OF PACIFIC VALUE; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading
15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000892569-05-000268, filed on April 21, 2005 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000892569-05-000268, filed on April 21, 2005 and incorporated by reference herein.)

Supplement dated August 1, 2005 to Prospectuses dated May 1, 2005 for Pacific Value, Pacific Portfolios, Pacific Innovations, Pacific Innovations Select, Pacific One,
Pacific One Select, Pacific Select Variable Annuity, and Pacific Odyssey variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectuses referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Prospectus dated May 1, 2005. The changes described in this supplement are effective August 1, 2005 (subject to state availability).

The terms of the Income Access Plus Rider and the Income Access Rider have been enhanced as follows:

The frequency with which you may elect to reset (called “step-up” in the Income Access Rider) the Remaining Protected Balance (defined below) to the Contract Value has been increased to annually. On and after August 1, 2005 and before the Annuity Date, subject to state availability, you may elect to reset (step-up) your Remaining Protected Balance on any Contract Anniversary to 100% of the Contract Value as of that Contract Anniversary. All references to when you may reset (step-up) the Remaining Protected Balance under the terms of the Income Access Plus and Income Access Riders in the Prospectus are amended in accordance with this change.

If your Contract is qualified and you elect to take annual required minimum distributions from your Contract pursuant to the Internal Revenue Code provisions in effect as of the Rider Effective Date, your Protected Payment Base will not be decreased as a result of a withdrawal of the Annual RMD Amount defined below if your Annual RMD Amount is greater that your Protected Payment Amount. Other benefits under the terms of the Rider also have been enhanced to include the Annual RMD Amount.

Under the terms of the Riders, the Remaining Protected Balance is the amount available for future withdrawals made under these Riders. The Protected Payment Base is the amount used to calculate the maximum amount that can be withdrawn each year, which is called the Protected Payment Amount. The initial Protected Payment Base and the Remaining Protected Balance are equal to:

•	your Initial Purchase Payment, if the Effective Date of the Rider is on a Contract Date, or

•	the Contract Value, if the Effective Date of the Rider is on a Contract Anniversary.

If your withdrawal does not exceed your Protected Payment Amount: (1) your Protected Payment Base and Protected Payment Amount will remain unchanged, except as provided under the terms of your Rider; and (2) your Contract Value and your Remaining Protected Balance will be reduced by the amount of your withdrawal, except as provided under the terms of your Rider. The terms of the Riders are described in the Prospectus.

If your Contract is a qualified Contract and you elect to receive the Annual RMD Amount, the following provisions apply.

Annual RMD Amount — The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Internal Revenue Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Required Minimum Distribution (RMD) Withdrawals — On and after August 1, 2005 (subject to state availability) and while the Rider is in effect, no adjustment will be made to the Protected Payment Base as a result of a withdrawal, if a withdrawal made under the Rider exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on the previous year-end Contract Value of this Contract only, and

•	no withdrawals (other than RMD withdrawals) are made from the Contract during the Contract Year.

If the Contract Value is reduced to zero, RMD withdrawals will cease and any Remaining Protected Balance will be paid under a series of pre-authorized withdrawals in accordance with the terms of the Rider.

Decrease in Remaining Protected Balance — The Remaining Protected Balance will decrease by the amount of each RMD withdrawal immediately following the withdrawal.

PART II

Part C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2004 which are incorporated by reference from the 2004 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2004 and 2003, and for the three year period ending December 31, 2004, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

(b)	Exhibits

1.	(a) Resolution of the Board of Directors of the Depositor authorizing establishment of Separate
Account A and Memorandum establishing Separate Account A.[1]

(b) Memorandum Establishing Two New Variable Accounts—Aggressive Equity and Emerging
Markets Portfolios.[1]

(c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

2.	Not applicable

3.	(a) Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors, Inc.
(PSD)[1]

(b) Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers[1]

4.	(a) (1) Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No.
PV9808)[1]

(2) Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-
1100)[15]

(3) Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-
1108)[18]

(b) Qualified Pension Plan Rider (Form No. R90-Pen-V)[1]

(c) 403(b) Tax-Sheltered Annuity Rider[11]

(d) Section 457 Plan Rider (Form No. R95-457)[1]

(e) Individual Retirement Annuity Rider (Form No. 20-18900)[11]

(f) Roth Individual Retirement Annuity Rider (Form No. 20-19000)[11]

(g) SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[11]

(h) Qualified Retirement Plan Rider[11]

(i) Stepped-Up Death Benefit Rider No. (Form No. R9808.SDB)[1]

(j) (1) Premier Death Benefit Rider (Form No. R9808.PDB)[1]

(2) Premier Death Benefit Rider (Form No. 20-18000)[11]

(k) Guaranteed Income Advantage (GIA) Rider (Form No. 23-111499)[3]

(l) Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900)[7]

(m) Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[11]

(n) Form of Guaranteed Protection Advantage (GPA) 5 Rider (Form No. 20-19500)[13]

(o) (1) Income Access Rider (Form No. 20-19808)[13]

(2) Income Access Rider (Form No. 20-1104)[17]

(3) Income Access Endorsement (Form No. 15-1122)

(p) Form of DCA Plus Fixed Option Rider (Form No. 20-1103)[16]

(q) Guaranteed Income Advantage II Rider (Form No. 20-1109)[17]

(r) Guaranteed Income Advantage 5 Rider (Form No. 20-1102)[17]
(s) Guaranteed Income Annuity (GIA) Rider (Form No. 20-1118)[19]

(t) (1) Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider[19]

(2) Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123)

5.	(a) (1) Variable Annuity Application for Pacific Value (Form No. 25-12510)[6]

(2) Form of Variable Annuity Application for Pacific Value for Prudential Securities[9]

(3) Form of Variable Annuity Application for Pacific Value (Form No. 25-1100)[15]

(4) Form of Variable Annuity Application for Pacific Value for Prudential Securities
(Form No. 25-1100)[15]

(5) Form of Variable Annuity Application for Pacific Value (Form No. 25-1108)[18]

(b) Variable Annuity PAC APP[1]

(c) Application/Confirmation Form[4]

(d) Form of Guaranteed Earnings Enhancement (EEG) Rider Request Application[7]

(e) Form of Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 55- 16600)[11]

(f) Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[13]

(g) Form of Income Access Rider Request Form (Form No. 2315-3A)[13]

(h) Form of Portfolio Optimization Rider Request Form (Form No. 2311-5A)[19]

(i) Form of Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-5B)[21]

6.	(a) Pacific Life’s Articles of Incorporation[1]

(b) By-laws of Pacific Life[1]

7.	Not applicable

8.	(a) Pacific Select Fund Participation Agreement[8]

(b) Addendum to Pacific Select Fund Participation Agreement (to add the Strategic Value and
Focused 30 Portfolios)[8]

(c) Addendum to Pacific Select Fund Participation Agreement (to add nine new Portfolios)[8]

(d) Form of The Prudential Series Fund, Inc. Participation Agreement[9]

(e) Addendum to the Fund Participation Agreement (to add the Equity Income and Research
Portfolios)[11]

(f) Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select
Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital
Research and Management Company[20]

9.	Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered.[1]

10.	Consent of Independent Registered Public Accounting Firm[21]

11.	Not applicable

12.	Not applicable

13.	Not applicable

14.	Not applicable

15.	Powers of Attorney[11]

16.	Not applicable

Exhibit II-3

[1]	Included in Registrant’s Form Type N-4/A, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

[2]	Included in Registrant’s Form Type N-4, File No. 333-60833, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated by reference herein.

[3]	Included in Registrant’s Form Type 497, File No. 333-60833, Accession No. 0001017062-99-001498, filed on August 17, 1999, and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000578, filed on February 29, 2000, and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000954, filed on April 21, 2000, and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-002449, filed on December 7, 2000, and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0001017062-01-000458, filed on March 2, 2001, and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-01-500166, filed on May 1, 2001, and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0001017062-01-500473, filed on June 15, 2001, and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0000898430-01-503117, filed October 25, 2001, and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 001017062-02-002151, filed on December 19, 2002 and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-03-000462, filed on March 18, 2003 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-03-000935, filed on April 28, 2003 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001193125-03-015148, filed on June 30, 2003 and incorporated by reference herein.

[16]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001193125-03-043305, filed on August 28, 2003 and incorporated by reference herein.

[17]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001193125-04-031218, filed on February 27, 2004 and incorporated by reference herein.

[18]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0000892569-04-000263, filed on March 2, 2004 and incorporated by reference herein.

[19]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0000892569-04-000883, filed on October 15, 2004 and incorporated by reference herein.

[20]	Included in Registrant’s Form N-4/B, File No. 333-93059, as Exhibit 8(e), Accession No. 0000892569-05-000253, filed on April 19, 2005 and incorporated by reference herein.

[21]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0000892569-05-000268 filed on April 21, 2005 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Positions and Offices
Name and Address	with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer

Glenn S. Schafer	Director and President

Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

David R. Carmichael	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Corporate Secretary

Edward R. Byrd	Vice President, Controller and Chief Accounting Officer

Brian D. Klemens	Vice President and Treasurer

Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: a 91% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware Corporation), and ACG Trust II Holding LLC, a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited Liability Company); a 33% ownership of ACG Acquisition IX LLC and ACG Acquisition 40 LLC; and ACG Trust 2004-1 Holding LLC and its subsidiary ACG Funding Trust 2004-1 (a Delaware Statutory Trust). ACG Trust II Holding LLC owns Aviation Capital Group Trust II (a Delaware statutory trust), which in turn owns ACG Acquisition XXV LLC, and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXV LLC are ACG Acquisition 37-38 LLCS and ACG Acquisition Ireland II, Limited (an Irish Corporation). Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLC; ACG Acquisition 31-36 and 39 LLCs; and ACGFS LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG XIX LLC, which in turn owns ACG XIX Holding LLC, which owns Aviation Capital Group Trust (a Delaware statutory trust). Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiaries ACG Acquisition Ireland, Limited (an Irish Corporation) and ACG Acquisition Labuan Ltd. (a Labuan Corporation); and ACG Acquisition XXI, LLC. Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 50% ownership of Asset Management Finance Corporation (a Delaware Corporation) and its Subsidiary, AMF-ACM Finance LLC (a Delaware LLC); an 8% ownership of Scottish Re Group Limited [(a Grand Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company); Las Vegas Golf I, LLC (a Delaware Limited Liability Company) and its subsidiary, Angel Park Golf LLC (a Nevada Limited Liability Company). Subsidiaries of Pacific Asset Management LLC are: a 40% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); Pacific Financial Products Inc. (a Delaware Corporation); and Allianz-Pac Life Partners LLC, a non-managing membership interest (a Delaware Limited Liability Company). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Global Investors of America L.P. (a Delaware Limited Partnership); and CW Atlanta LLC (a Delaware LLC) and a 90% ownership of its Subsidiary, City Walk Towers, LLC (a Delaware LLC). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation) and its subsidiary, Contemporary Financial Solutions, Inc. (a Delaware Corporation), United Planners’ Group, Inc. (an Arizona Corporation), a 62% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation); and M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary, Tower Asset Management, LLC (a Delaware Limited Liability Company). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., and Associated Securities Corp.; United Planners’ Group, Inc. is the general partner and holds an approximately 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), and United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27. Number of Contractholders

1) Pacific Value — Approximately	124,043	Qualified
	55,288	Non-Qualified

2) Pacific Value for Prudential Securities — Approximately	223	Qualified
	194	Non-Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub- agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b)  The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 15th day of June, 2005.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:

Thomas C. Sutton*
Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:

Thomas C. Sutton*
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 28 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	June 15, 2005

	Glenn S. Schafer*	Director and President	June 15, 2005

	Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	June 15, 2005

	David R. Carmichael*	Director, Senior Vice President and General Counsel	June 15, 2005

	Audrey L. Milfs*	Director, Vice President and Corporate Secretary	June 15, 2005

	Edward R. Byrd*	Vice President, Controller, and Chief Accounting Officer	June 15, 2005

	Brian D. Klemens*	Vice President and Treasurer	June 15, 2005

	Gerald W. Robinson*	Executive Vice President	June 15, 2005

*By:	/s/ DAVID R. CARMICHAEL		June 15, 2005

David R. Carmichael as attorney-in-fact

     (Powers of Attorney are contained in Post-Effective Amendment No. 13 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333- 60833 Accession No. 0001017062-02-000786 filed on April 30, 2002, as Exhibit 15.2)